Unaudited Condensed Consolidated Interim Statements of Financial Position - CAD ($)	Dec. 31, 2021	Jun. 30, 2021
Current
Cash	$ 30,779,336	$ 318,844
Prepaids and deposits	1,253,756	67,973
Sales tax receivable	53,156	10,644
Total current assets	32,086,248	397,461
Non-current
Exploration and evaluation assets	6,169,715	5,730,224
Total assets	38,255,963	6,127,685
Current
Accounts payable	391,224	262,125
Loan payable	782,423
Due to related party	249,570	279,642
Convertible debentures		423,139
Derivative liability	626,665	409,913
Total liabilities	2,049,882	1,374,819
Shareholders’ Equity
Share capital	37,925,083	5,750,252
Reserves	2,965,180	1,274,138
Deficit	(4,684,182)	(2,271,524)
Total shareholders’ equity	36,206,081	4,752,866
Total liabilities and shareholders’ equity	$ 38,255,963	$ 6,127,685